Tax Situation - Summary of Income Tax Expense (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Current income tax	S/ 113,062	S/ 150,020	S/ 168,143
Deferred income tax (Note 24)	206,895	(23,594)	(44,550)
PPUA			613
Total	319,957	126,426	124,206
(-) Discontinued operations		(13,108)	(77,901)
Income tax	S/ 319,957	S/ 113,318	S/ 46,305